STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Stock Subscription Receivable [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2001	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Stock issued	235,000	40		(40)		235,000
Stock issued (in shares)	3,418	40,000
Retroactive restatement to reflect re-capitalization	(235,000)	15,558		219,442
Retroactive restatement to reflect re-capitalization (in shares)	(3,418)	15,557,723
Options granted to professionals and consultants				10,493		10,493
Net Income (Loss)					(166,936)	(166,936)
Balance at Dec. 31, 2002		15,598		229,895	(166,936)	78,557
Balance (in shares) at Dec. 31, 2002		15,597,723
Options granted to employees and directors				8,484		8,484
Retroactive restatement to reflect re-capitalization	(15,969)			15,969
Retroactive restatement to reflect re-capitalization (in shares)	(232)
Common stock issued upon conversion of Bridge Notes	15,969					15,969
Common stock issued upon conversion of Bridge Notes (in shares)	232
Net Income (Loss)					(909,745)	(909,745)
Balance at Dec. 31, 2003		15,598		254,348	(1,076,681)	(806,735)
Balance (in shares) at Dec. 31, 2003		15,597,723
Options granted to employees and directors				5,315		5,315
Retroactive restatement to reflect re-capitalization	(43,884)			43,884
Retroactive restatement to reflect re-capitalization (in shares)	(638)
Stock dividend on preferred stock	43,884				(43,884)
Stock dividend on preferred stock (in shares)	638
Net Income (Loss)					(538,076)	(538,076)
Balance at Oct. 31, 2004		15,598		303,547	(1,658,641)	(1,339,496)
Balance (in shares) at Oct. 31, 2004		15,597,723
Options granted to employees and directors				64,924		64,924
Common stock issued upon conversion of Bridge Notes		2,136		611,022		613,158
Common stock issued upon conversion of Bridge Notes (in shares)		2,136,441
Issuance of Common Stock for cash, net of shares to Placement Agent		17,451		4,335,549		4,353,000
Issuance of Common Stock for cash, net of shares to Placement Agent (in shares)		17,450,693
Issuance of common stock to consultants		587		166,190		166,777
Issuance of common stock to consultants (in shares)		586,970
Issuance of common stock in connection with the registration statement		408		117,090		117,498
Issuance of common stock in connection with the registration statement (in shares)		409,401
Offering Expenses				(329,673)		(329,673)
Restatement to reflect re- capitalization				(88,824)		(88,824)
Net Income (Loss)					(1,805,789)	(1,805,789)
Balance at Oct. 31, 2005		37,686		5,178,319	(3,464,430)	1,751,575
Balance (in shares) at Oct. 31, 2005		37,686,428
Common stock issued upon conversion of Bridge Notes		1,767		298,233		300,000
Common stock issued upon conversion of Bridge Notes (in shares)		1,766,902
Issuance of common stock to consultants		557		139,114		139,674
Issuance of common stock to consultants (in shares)		556,240
Options granted to professionals and consultants				172,831		172,831
Options granted to employees and directors				71,667		71,667
Common stock issued to employees and directors		229		54,629		54,858
Common stock issued to employees and directors (in shares)		229,422
Net Income (Loss)					(6,197,744)	(6,197,744)
Balance at Oct. 31, 2006		40,239		5,914,793	(9,662,173)	(3,707,141)
Balance (in shares) at Oct. 31, 2006		40,238,992
Stock issued		59,228		9,321,674		9,380,902
Stock issued (in shares)		59,228,334
Common stock issued upon conversion of Bridge Notes		6,974		993,026		1,000,010
Common stock issued upon conversion of Bridge Notes (in shares)		6,974,202
Issuance of common stock to consultants		1,100		220,678		221,778
Issuance of common stock to consultants (in shares)		1,100,001
Offering Expenses				(2,243,535)		(2,243,535)
Options granted to professionals and consultants				268,577		268,577
Options granted to employees and directors				222,501		222,501
Common stock issued to employees and directors		416		73,384		73,800
Common stock issued to employees and directors (in shares)		416,448
Warrants issued to consultant				1,505,550		1,505,550
Net Income (Loss)					(2,454,453)	(2,454,453)
Balance at Oct. 31, 2007		107,957		16,276,648	(12,116,626)	4,267,979
Balance (in shares) at Oct. 31, 2007		107,957,977
Issuance of common stock to consultants		154		14,462		14,616
Issuance of common stock to consultants (in shares)		153,846
Offering Expenses				(78,013)		(78,013)
Options granted to professionals and consultants				(42,306)		(42,306)
Options granted to employees and directors				257,854		257,854
Common stock issued to employees and directors		996		85,005		86,001
Common stock issued to employees and directors (in shares)		995,844
Warrants issued to consultant				39,198		39,198
Common Stock Penalty Shares		212		31,566	0	31,778
Common Stock Penalty Shares (in shares)		211,853
Net Income (Loss)					(5,416,418)	(5,416,418)
Balance at Oct. 31, 2008		109,319		16,584,414	(17,533,044)	(839,311)
Balance (in shares) at Oct. 31, 2008		109,319,520
Issuance of common stock to consultants		2,596		49,383		51,979
Issuance of common stock to consultants (in shares)		2,595,944
Options granted to professionals and consultants				12,596		12,596
Options granted to employees and directors		0		467,304		467,304
Common stock issued to employees and directors		423		17,757		18,180
Common stock issued to employees and directors (in shares)		422,780
Common stock issued upon exercise of warrants		3,300		(3,300)		0
Common stock issued upon exercise of warrants (in shares)		3,299,999
Warrants classified as a liability				(12,785,695)		(12,785,695)
Issuance of common stock warrants				(3,587,625)		(3,587,625)
Net Income (Loss)					929,244	929,244
Balance at Oct. 31, 2009		115,638		754,834	(16,603,800)	(15,733,328)
Balance (in shares) at Oct. 31, 2009		115,638,243
Stock issued	0			6,828,293		6,828,293
Stock issued (in shares)	789
Options granted to employees and directors				455,166		455,166
Common stock issued upon conversion of Bridge Notes		15,414		3,306,677		3,322,091
Common stock issued upon conversion of Bridge Notes (in shares)		15,413,960
Common stock issued to employees and directors		750		114,750		115,500
Common stock issued to employees and directors (in shares)		750,000
Common stock issued upon exercise of warrants		62,265	(10,659,710)	18,647,522		8,050,077
Common stock issued upon exercise of warrants (in shares)		62,265,059
Issuance of common stock warrants				(7,693,230)		(7,865,520)
Common stock issued to Numoda		3,500		591,500		595,000
Common stock issued to Numoda (in shares)		3,500,000
Common stock issued to University of Pennsylvania		389		69,611		70,000
Common stock issued to University of Pennsylvania (in shares)		388,889
Common stock issued to former employees		145		(145)		0
Common stock issued to former employees (in shares)		144,666
Net Income (Loss)					(10,812,200)	(10,812,200)
Balance at Oct. 31, 2010	$ 0	$ 198,101	$ (10,659,710)	$ 23,074,978	$ (27,416,000)	$ (14,802,631)
Balance (in shares) at Oct. 31, 2010	789	198,100,817